Financial Instruments - Schedule of Financial Instruments and Balance Sheet Classification (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Fair Value Measurement
Total, fair value	$ 1,381,774	$ 1,277,869
Balance Sheet Classification
Cash and Cash Equivalents	1,095,445	1,006,964
Marketable Securities, Current	38,914	36,388
Marketable Securities, Non-current	247,132	233,626
Income Taxes and Other Receivables	283	891
Increase in the fair value of marketable securities	31,900	17,100	$ 29,800
Mutual funds
Balance Sheet Classification
Obligations for which assets are held in trust	222,100	205,300
Unvested obligations under deferred compensation plans	18,900	19,500
Increase in the fair value of marketable securities	31,900	17,100	$ 29,800
Level 2
Fair Value Measurement
Cost	42,482	40,086
Unrealized Gains	19	87
Unrealized Losses	(61)	(11)
Fair Value	42,440	40,162
Balance Sheet Classification
Cash and Cash Equivalents	0	500
Marketable Securities, Current	25,465	24,045
Marketable Securities, Non-current	16,975	15,617
Income Taxes and Other Receivables	0	0
Level 2 | Foreign currency forward contracts
Fair Value Measurement
Foreign currency forward contracts, fair value	283	891
Balance Sheet Classification
Cash and Cash Equivalents	0	0
Marketable Securities, Current	0	0
Marketable Securities, Non-current	0	0
Income Taxes and Other Receivables	283	891
Level 2 | Commercial paper
Fair Value Measurement
Cost	1,508	3,842
Unrealized Gains	0	0
Unrealized Losses	(2)	(1)
Fair Value	1,506	3,841
Balance Sheet Classification
Cash and Cash Equivalents	0	500
Marketable Securities, Current	1,506	3,341
Marketable Securities, Non-current	0	0
Income Taxes and Other Receivables	0	0
Level 2 | Corporate notes/bonds
Fair Value Measurement
Cost	40,473	32,747
Unrealized Gains	18	83
Unrealized Losses	(59)	(10)
Fair Value	40,432	32,820
Balance Sheet Classification
Cash and Cash Equivalents	0	0
Marketable Securities, Current	23,457	18,709
Marketable Securities, Non-current	16,975	14,111
Income Taxes and Other Receivables	0	0
Level 2 | U.S. Treasury and Agency Securities
Fair Value Measurement
Cost	501	3,497
Unrealized Gains	1	4
Unrealized Losses	0	0
Fair Value	502	3,501
Balance Sheet Classification
Cash and Cash Equivalents	0	0
Marketable Securities, Current	502	1,995
Marketable Securities, Non-current	0	1,506
Income Taxes and Other Receivables	0	0
Level 1 | Mutual funds
Fair Value Measurement
Total equity investments, fair value	243,606	230,352
Balance Sheet Classification
Cash and Cash Equivalents	0	0
Marketable Securities, Current	13,449	12,343
Marketable Securities, Non-current	230,157	218,009
Income Taxes and Other Receivables	0	0
Level 1 | Total equity investments
Fair Value Measurement
Total equity investments, fair value	243,606	230,352
Balance Sheet Classification
Cash and Cash Equivalents	0	0
Marketable Securities, Current	13,449	12,343
Marketable Securities, Non-current	230,157	218,009
Income Taxes and Other Receivables	0	0
Level 1 | Cash
Fair Value Measurement
Cash and money market funds, fair value	783,125	704,091
Balance Sheet Classification
Cash and Cash Equivalents	783,125	704,091
Marketable Securities, Current	0	0
Marketable Securities, Non-current	0	0
Income Taxes and Other Receivables	0	0
Level 1 | Money market funds
Fair Value Measurement
Cash and money market funds, fair value	312,320	302,373
Balance Sheet Classification
Cash and Cash Equivalents	312,320	302,373
Marketable Securities, Current	0	0
Marketable Securities, Non-current	0	0
Income Taxes and Other Receivables	$ 0	$ 0